Investments in joint ventures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 30,522	$ (1,121)	$ 14,381
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Dividends received	$ 500
Net impairment and losses on sale of businesses and fixed assets	$ 0
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Dividends received	$ 35	0	$ 18
Net impairment and losses on sale of businesses and fixed assets	2,900	0
Joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Net impairment and losses on sale of businesses and fixed assets	2,900	0
Joint ventures | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	256	214
Joint ventures | gas & low carbon energy | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	276	0
Joint ventures | oil production & operations | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 20	$ 214
Joint ventures | Bottom of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Joint ventures | Top of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days